SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) (Parenthetical) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
		May 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Basic salaries, allowances and other benefits			$ 1,792,793	$ 1,737,844	$ 3,581,537	$ 4,261,273
Pension costs – defined contribution plans			49,805	53,024	109,590	176,356
Share-based payments			320,533	1,232,071	1,352,835	587,821
Employees’ benefits			2,163,131	3,022,939	5,043,962	5,025,450
Research and development expenses			515,493	705,474	$ 1,334,865	$ 2,089,914
Capital raise		$ 8,000,000.0
Share based payments expenses	[1]		$ 369,648

[1]	In May 2024, the Group completed an $8.0 million capital raise, which triggered an anti-dilution clause in the Articles of Association and resulted in 151 Series A Preferred Shares of DSL being issued to HBM IV, Inc. with $Nil consideration. In connection with the issuance, share-based payments expenses of $369,648 are recognized during the period (30 September 2023: $Nil).